SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 88.6%
Argentina — 1.2%
56,566	Corp. America Airports SA*	$1,424,332

Brazil — 2.4%
162,200	Banco do Brasil SA	626,831
249,100	Hypera SA	1,007,055
225,400	Multiplan Empreendimentos Imobiliarios SA	1,274,951
		2,908,837
Chile — 0.5%
244,408	Cencosud SA	564,652

China — 19.9%
238,900	Alibaba Group Holding Ltd.	2,864,041
260,698	Beijing New Building Materials Plc, Class A	696,390
406,500	China Merchants Bank Co. Ltd., Class H	2,334,028
700,000	China Resources Land Ltd.	2,689,264
241,500	Chuangxin Industries Holdings Ltd.	425,056
12,299	Contemporary Amperex Technology Co. Ltd., Class A	714,936
848,000	CSPC Pharmaceutical Group Ltd.	757,481
107,300	Midea Group Co. Ltd., Class A	1,196,264
196,499	Ping An Insurance Group Co. of China Ltd., Series H	1,284,864
895,000	Sany Heavy Equipment International Holdings Co. Ltd.	760,365
148,935	Satellite Chemical Co. Ltd., Class A	515,727
67,400	Tencent Holdings Ltd.	3,719,305
2,803,000	Topsports International Holdings Ltd.(a)	623,230
24,350	Trip.com Group Ltd.*	968,161
270,000	Weichai Power Co. Ltd., Class H	1,184,377
666,061	Xinyi Glass Holdings Ltd.	725,916
178,700	Zhejiang Dingli Machinery Co. Ltd., Class A	1,122,577
330,200	Zijin Mining Group Co. Ltd., Class A	1,240,050
		23,822,032
Egypt — 0.8%
354,868	Commercial International Bank Egypt SAE, GDR	906,361

Greece — 0.7%
194,332	Alpha Bank SA	879,618

Hong Kong — 0.6%
381,300	Samsonite Group SA(a)	664,926

Hungary — 0.8%
6,600	OTP Bank Nyrt	974,860

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
India — 9.8%
65,849	Aurobindo Pharma Ltd.	$1,099,655
220,203	Axis Bank Ltd.	3,133,965
43,100	HDFC Bank Ltd., ADR	1,113,273
102,680	Hindalco Industries Ltd.	1,042,915
224,923	KEC International Ltd.	1,241,800
302,768	LT Foods Ltd.	1,176,447
537,707	Redington Ltd.	1,576,087
115,304	Shriram Finance Ltd.	1,272,185
		11,656,327
Indonesia — 0.5%
3,421,200	Bank Negara Indonesia Persero Tbk PT	607,236

Korea — 11.6%
63,901	Amorepacific Holdings Corp.	904,722
18,611	Hana Financial Group, Inc.	1,390,130
7,598	HD Hyundai Co. Ltd.	989,506
3,901	Hyundai Mobis Co. Ltd.	1,284,726
2,738	Samsung Fire & Marine Insurance Co. Ltd.	1,104,868
4,665	SK Hynix, Inc.	8,231,778
		13,905,730
Mexico — 1.5%
252,714	Gentera SAB de CV	547,697
114,755	Grupo Comercial Chedraui SA de CV	587,244
80,500	Regional SAB de CV	614,631
		1,749,572
Pakistan — 0.6%
700,672	Habib Bank Ltd.	739,196

Peru — 1.4%
22,900	Cia de Minas Buenaventura SAA, ADR	670,741
2,430	Credicorp Ltd.	946,679
		1,617,420
Philippines — 1.3%
103,420	Ayala Corp.	706,486
453,230	BDO Unibank, Inc.	879,896
		1,586,382
Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0
		0

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Saudi Arabia — 1.5%
87,457	Saudi National Bank (The)	$900,309
43,237	United Electronics Co.	831,991
		1,732,300
South Africa — 3.2%
43,150	Absa Group Ltd.	601,188
991,699	Growthpoint Properties Ltd., REIT	1,046,678
111,588	MTN Group Ltd.	1,554,111
586,716	Netcare Ltd.	645,916
		3,847,893
Taiwan — 23.7%
40,406	Acter Group Corp. Ltd.	1,666,342
222,164	ASE Technology Holding Co. Ltd.	4,957,936
50,669	AURAS Technology Co. Ltd.	1,640,888
41,860	Innodisk Corp.	2,184,350
20,424	Lotes Co. Ltd.	1,377,508
14,933	MediaTek, Inc.	2,034,841
148,821	Taiwan Semiconductor Manufacturing Co. Ltd.	11,740,531
23,603	Taiwan Union Technology Corp.	1,281,249
10,169	Wiwynn Corp.	1,502,161
		28,385,806
Turkey — 1.7%
551,372	Akbank TAS	912,694
76,453	Migros Ticaret AS	1,098,489
		2,011,183
United Arab Emirates — 2.1%
491,445	Aldar Properties PJSC	1,108,977
175,125	Emirates NBD Bank PJSC	1,411,443
		2,520,420
United Kingdom — 1.0%
123,569	Pepco Group NV	1,196,390

United States — 0.5%
22,200	Globant SA*	642,468

Vietnam — 1.3%
753,479	Ho Chi Minh City Development Joint Stock Commercial Bank*	741,908
866,580	Hoa Phat Group JSC	769,427
		1,511,335
Total Common Stocks		105,855,276
(Cost $88,351,723)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Preferred Stocks — 10.9%
Brazil — 0.9%
103,031	Axia Energia SA*	$1,064,179
98	Centrais Electicas Brasileairas	1,031
		1,065,210
Colombia — 0.7%
100,457	Davivienda Group SA, 1.27%	897,530

Korea — 9.3%
78,844	Samsung Electronics Co. Ltd., 0.93%	11,118,766

Total Preferred Stocks		13,081,506
(Cost $6,264,926)
Investment Company — 0.3%
304,732	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	304,732
Total Investment Company		304,732
(Cost $304,732)
Total Investments		$119,241,514
(Cost $94,921,381) — 99.8%
Other assets in excess of liabilities — 0.2%		296,669
NET ASSETS — 100.0%		$119,538,183

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
*	Non-income producing security.
#	Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At June 30, 2026, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0
			$1,718,389	$0

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust